Leases	12 Months Ended
Dec. 31, 2021
Leases [Abstract]
Leases
10.	Leases
The Company’s operating leases mainly related to vehicles in connection with our ride-hailing solutions, office premises and on-demand delivery service stations. In May 2021, the Company terminated operating lease contracts of 370 vehicles and derecognized related right-of-use assets of RMB23,711
(US$3,721) and
lease liabilities of RMB23,711
(US$3,721)
with a
reversal
of ROU impairment of RMB826
 (US$130).
The total lease cost for the year ended December 31, 2021 was RMB43,434 (US$6,816), comprised of operating lease expenses and short-term lease expenses of RMB5,128 (US$805) and RMB38,306 (US$6,011), respectively. The weighted-average remaining lease term and weighted average incremental borrowing rate as of December 31, 2021 was 1.53 years and 3.35%, respectively.
The undiscounted future minimum payments under the Company’s operating lease liabilities and reconciliation to the operating lease liabilities recognized on the consolidated balance sheet was as below:

	As of December 31
	2021	2021
	RMB	US$
2022	5,524	867
2023	1,396	219
2024 and after	37	6

Total undiscounted cashflows	6,957	1,092
Less: imputed interest	216	35

Present value of lease liabilities	6,741	1,057
As of December 31, 2021, future minimum payment under
non-cancellable
short-term leases was RMB6,957 (US$1,092).
The operating cash flows used in operating leases was RMB5,402 and RMB3,867 (US$607) for the year ended December 31, 2020 and 2021, respectively.